Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Shares Authorized	1,666,666,667
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares, Issued	734,204,054	738,564,728